Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Schedule of changes in carrying amounts of goodwill

Amount
Balance at January 1, 2018	$40,085
Impairment loss	(29,055)
Exchange difference	(1,617)
Balance at December 31, 2018	9,413
Impairment loss	(9,288)
Exchange difference	(1)
Balance at December 31, 2019	124

Exchange difference	—
Balance at December 31, 2020	$124